Changes in Accounting Policies - Summary of Impact on Changes in Equity (Detail) - Increase (decrease) due to changes in accounting policy required by IFRSs [member] ₩ in Millions	Jan. 01, 2018 KRW (₩)
Accumulated other comprehensive income [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassification from loans and receivables to financial assets at fair value through other comprehensive income, and fair value assessment	₩ 24,486
Reclassification from available-for-sale financial assets to financial assets at fair value through profit or loss, and fair value assessment	(9)
Reclassification from available-for-sale financial assets to financial assets at fair value through other comprehensive income	(106)
Income tax effect	(6,734)
Adjustments of non-controlled interests	104
Total adjustments from application of IFRS 9	17,741
Retained earnings [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassification from available-for-sale financial assets to financial assets at fair value through profit or loss, and fair value assessment	32,754
Reclassification from available-for-sale financial assets to financial assets at fair value through other comprehensive income	2,191
Increase in provision for impairment of financial assets at amortized cost	(1,817)
Increase in provision with unused limit	(287)
Income tax effect	(8,395)
Adjustments of non-controlled interests	(259)
Total adjustments from application of IFRS 9	₩ 24,187